Income Tax (Details) - Schedule of net taxable income (losses) before income taxes and its provision for income taxes - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Schedule of Net Taxable Income Losses Before Income Taxes and its Provision for Income Taxes [Abstract]
Income (loss) attributed to China	$ (16,832,172)	$ 2,002,809	$ 3,839,535
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax expense at statutory rate		$ 500,702	$ 959,884
Reconciliation	(71)	46,123	14,509
Income tax expense/ (benefit)	$ (71)	$ 546,825	$ 974,393